Stockholders' equity: (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Stockholders' equity:
Schedule of activity for stock options

		Weighted-average	Weighted-average	Aggregate
		exercise price per	remaining contractual	intrinsic
	Number of shares	share	term (years)	value

Outstanding, June 30, 2013	288,667	$1.20
Options granted	—	—
Options exercised	—	—
Options forfeited/expired	—	—

Outstanding, December 31, 2013	288,667	1.20	1.75	$—

Exercisable, December 31, 2013	288,667	$1.20	1.75	$—

Information regarding activity for stock options under the Plan is as follows:

`		Weighted-average	Weighted-average	Aggregate
		exercise price per	remaining contractual	intrinsic
	Number of shares	share	term (years)	value

Outstanding, June 30, 2013	288,667	$1.20	2.25
Options granted	—	—
Options exercised	—	—
Options forfeited/expired	—	—

Outstanding, June 30, 2013	288,667	1.20	2.25	$—

Exercisable, June 30, 2013	288,667	$1.20	2.25	$—

Schedule of information related to stock option plan	Information related to the Plan during fiscal June 30, 2013 is as follows:
Intrinsic value of options exercised	$—
Weighted-average fair value of options granted	$100,997

Schedule of stock-based compensation

	Fiscal Year Ended June 30,
	2013	2012	2011
Officer and employee restricted stock grants:
Pretax compensation expense	$—	$—	$—
Tax benefit	$—	$—	$—
Restricted stock expense, net of tax	$—	$—	$—

Director stock grants:
Pretax compensation expense	$34,438	$236,000	$542,619
Tax benefit	$—	$—	$—
Director stock grants expense, net of tax	$34,438	$236,000	$542,619

Stock options:
Pretax compensation expense	$17,366	$52,100	$31,531
Tax benefit	$—	$—	$—
Stock option expense, net of tax	$17,366	$52,100	$31,531

Total stock-based compensation:
Pretax compensation expense	$51,804	$288,100	$574,150
Tax benefit	$—	$—	$—
Total share based compensation expense, net of tax	$51,804	$288,100	$574,150